SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                   -----------

                                    FORM N-Q
                                    ---------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-00018

                             AMERITOR SECURITY TRUST
               (Exact name of registrant as specified in charter)
                                   ----------

                    Offices of Ameritor Financial Corporation
                       4400 MacArthur Boulevard, Suite 301
                              Washington, D.C 20007
               (Address of principal executive offices) (Zip code)

                            Jerome Kinney, President
                       4400 MacArthur Boulevard, Suite 301
                              Washington, D.C 20007
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (202) 625-6000

                     DATE OF FISCAL YEAR END: June 30, 2007

                    DATE OF REPORTING PERIOD: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS (Un-audited)
          AMERITOR SECURITY TRUST

    Number
      of
    shares                                 Description                                         Market value
                BANKING                                                       6.91%
     350                   Bank Of America Corporation                                                13,268.50
     400                   HSBC Holdings                                                              32,920.00
     200                   Wachovia Corp                                                               5,400.00
                                                                                            -------------------
                                                                                                      51,588.50
                COMPUTERS & PERIPHERAL                                        11.72%
     600                   Dell inc.                                                                  11,952.00
     900                   Intel Corporation                                                          19,062.00
     200                   Internat Busin Mach                                                        23,028.00
     200                   Cisco                                                                       4,818.00
     200                   Apple Computer                                                             28,700.00
                                                                                            -------------------
                                                                                                      87,560.00
                COMUNICATIONS                                                 1.04%
     400                   Comcast Corp                                                                7,736.00
                HOTELS                                                        1.38%
     300                   Marriott International                                                     10,308.00

                DIVERSIFIED MINERALS                                          8.41%
     700                   Alcoa inc.                                                                 25,242.00
     200                   Freeport-Mcmoran Copper & Gold Inc.                                        19,244.00
    2,000                  Northern Dynasty Minerals ltd.                                             18,340.00
                                                                                            -------------------
                                                                                                      62,826.00
                DRUG & MEDICAL                                                6.06%
     250                   Amgen, inc.                                                                10,445.00
     300                   Johnson & Johnson                                                          19,461.00
     300                   Novartis Ag                                                                15,369.00
                                                                                            -------------------
                                                                                                      45,275.00
                ELECTRONICS/EQUIPMENT                                         4.12%
     350                   Canon Inc Adr                                                              16,229.50
     300                   Medtronic Inc.                                                             14,511.00
                                                                                            -------------------
                                                                                                      30,740.50
                ENERGY
     200                   Alliance Resource LP                                                        7,000.00
     200                   Chesapeake Energy                                                           9,230.00
     700                   Cnx Gas Corporation                                                        22,596.00
                                                                                            -------------------
                                                                                                      38,826.00
                FINANCIAL & COMMERCIAL SERVICES                               2.00%
     200                   Citigroup inc.                                                              4,284.00
     500                   Western Union Co                                                           10,635.00
                                                                                            -------------------
                                                                                                      14,919.00
                FOOD/HEALTH CARE                                              4.90%
     300                   Nutrisystem, Inc.                                                           4,521.00
     300                   Wrigley/William/Jr                                                         18,852.00
     300                   Wellpoint                                                                  13,239.00
                                                                                            -------------------
                                                                                                      36,612.00
                MANUFACTURING/ENGINEERING                                     12.94%
     200                   Flowserve Corp                                                             20,876.00
     550                   General electric                                                           20,355.50
     300                   Honeywell Intl, Inc.                                                       16,926.00
     400                   Ingersoll-Rand Company limited                                             17,832.00
     300                   United Technologies                                                        20,646.00
                                                                                            -------------------
                                                                                                      96,635.50

                OIL SERVICES                                                  14.60%
     300                   Nabors Industries ltd.                                                     10,131.00
     500                   Halliburton Company                                                        19,665.00
     350                   Canadian Natural Resources ltd                                             23,891.00
     400                   Occidential Petrolum                                                       29,268.00
     300                   Schlumberger                                                               26,100.00
                                                                                            -------------------
                                                                                                     109,055.00
                PSYCHIATRIC THERAPY                                           2.27%
                                                                                            -------------------
     500                   Psychiatric Solutions, inc.                                                16,960.00

                PUBLISHING                                                    0.99%
                                                                                            -------------------
     200                   Mcgraw Hill Cos, Inc                                                        7,390.00

                RECREATION                                                    3.64%
     450                   Polaris Industries inc.                                                    18,454.50
     300                   Shanda Interactive                                                          8,730.00
                                                                                            -------------------
                                                                                                      27,184.50
                RETAILERS/APPAREL                                             8.82%
     300                   Lowe's Companies, inc.                                                      6,882.00
     500                   Home Depot, inc.                                                           13,985.00
     150                   Walgreen Company                                                            5,713.50
     300                   Walmart                                                                    15,804.00
     300                   Carters                                                                     4,845.00
     300                   Crocs Inc                                                                   5,241.00
     300                   Ebay Inc                                                                    8,952.00
     200                   Staples                                                                     4,422.00
                                                                                            -------------------
                                                                                                      65,844.50
                SAVINGS & LOANS                                               0.62%
                                                                                            -------------------
     450                   Washington Mutual, inc.                                                     4,635.00

                TELECOM-CELLULAR                                              0.77%
                                                                                            -------------------
     1000                  Alcatel Lucent                                                              5,760.00

                TRANSPORTATION                                                0.39%
                                                                                            -------------------
     500                   Jetblue Airways Corp                                                        2,900.00

                SHORT TERM INVESTMENTS                                        3.23%
                                                                                            -------------------
                           Evergreen Investments                                                      24,107.21
                                                                        ---------------------------------------
                NET ASSETS                                                   100.00%                 746,862.71

At March 31, 2008, the cost of investment securities for tax purposes was $741,284. Net unrealized depreciation of investment securities for tax purposes was $94,041 consisting of unrealized gains of $18,529 on securities that had risen in value since their purchase and $112,570 in unrealized losses on securities that had fallen in value since their purchase.


In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.


Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities.

Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of March 31, 2008:


                                                       Investments in Securities
Valuation Inputs                                                          ($000)
--------------------------------------------------------------------------------
Level 1- Quoted Prices                                                      647
--------------------------------------------------------------------------------
Level 2- Other Significant Observable Inputs
--------------------------------------------------------------------------------
Level 3- Significant Unobservable Inputs
--------------------------------------------------------------------------------
  Total                                                                     647
================================================================================

ITEM 2.  CONTROLS AND PROCEDURES.

      (a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

      (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

      (a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       Ameritor Security Trust

By (Signature and Title)           /s/ Jerome Kinney
                                   --------------------------
                                   Name:  Jerome Kinney
                                   Title: President (Principal
                                   Executive Officer)

Date: May 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                               By: /s/ Jerome Kinney
                                   ---------------------------
                                   Name:  Jerome Kinney
                                   Title: President (Principal
                                   Executive Officer)

Date: May 1, 2008


                               By: /s/ Jerome Kinney
                                   ---------------------------
                                   Name:  Jerome Kinney
                                   Title: Treasurer
                                   (Principal Financial
                                    and Accounting Officer

Date: May 1, 2008